Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 3,728,784	$ 2,000,071	$ 8,171,355	$ 8,186,214
Cost of Revenue	2,766,578	1,428,304	6,710,727	6,275,189
Gross Profit	962,206	571,767	1,460,628	1,911,025
Operating Expenses:
Depreciation	10,735	6,647	25,196	34,832
Postage, Shipping and Freight	193,187	113,138	498,370	453,088
Marketing and Advertising	608,034	18,068	112,531	204,945
E Commerce Services, Commissions and Fees	416,127	166,419	887,274	763,182
Operating lease cost and rent	30,479	34,079	121,917	117,841
Personnel Costs	297,493	266,735	1,128,652	1,274,894
General and Administrative	648,509	175,642	828,522	915,507
Total Operating Expenses	2,204,564	780,728	3,602,462	3,764,289
Net Operating Loss	(1,242,358)	(208,961)	(2,141,834)	(1,853,264)
Other Income (Expense)
Gain (loss) on Sale of Property and Equipment			464	16,295
Gain (Loss) on Derivatives	4,187	(74,780)	(828,614)	(180,552)
Gain on Settlement of Debt	914,049	2,172,646	5,060,704	67,623
Amortization of Debt Discount	(128,528)	(578,913)	(335,004)	(800,159)
Interest Expense	(114,907)	(123,094)	(568,540)	(1,129,789)
Total Other Income (Expense)	674,801	1,395,859	3,329,010	(2,026,582)
Net Income (Loss)	$ (567,557)	$ 1,186,898	$ 1,187,176	$ (3,879,846)
Basic Weighted Average Shares Outstanding (in shares)	1,940,098	551,590	1,084,324	86,542
Basic Income (Loss) per Share (in dollars per share)	$ (0.29)	$ 2.15	$ 1.09	$ (44.83)
Diluted Weighted Average Shares Outstanding (in shares)	1,940,098	88,598,209	6,070,030	86,542
Diluted Income (Loss) per Share (in dollars per share)	$ (0.29)	$ 0.01	$ (0.37)	$ (44.83)